6 INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Notes
6 INTANGIBLE ASSETS

6          INTANGIBLE ASSETS

December 31, 2017

	Opening			Closing	Opening	Amortization	Closing
	cost			cost	accumulated	during the	amortization	Net book
	balance	Additions	Disposals	balance	amortization	period	balance	value
Software platform	$ 3,147,753	$ 1,351,597	$ -	$ 4,499,350	$ 826,496	$ 780,335	$ 1,606,831	$ 2,892,519
Intellectual property	2,495,000	-	-	2,495,000	802,333	499,000	1,301,333	1,193,667
Customer relationships	1,195,000	-	-	1,195,000	394,004	239,004	633,008	561,992
Music label contracts	980,000	-	-	980,000	310,333	196,000	506,333	473,667
	$ 7,817,753	$ 1,351,597	$ -	$ 9,169,350	$ 2,333,166	$ 1,714,339	$ 4,047,505	$ 5,121,845
December 31, 2016

	Opening			Closing	Opening	Amortization	Closing
	cost			cost	accumulated	during the	amortization	Net book
	balance	Additions	Disposals	balance	amortization	period	balance	value
Software platform	$ 1,507,982	$ 1,639,771	$ -	$ 3,147,753	$ 287,557	$ 538,939	$ 826,496	$ 2,321,257
Intellectual property	2,495,000	$ -	-	2,495,000	303,333	499,000	802,333	1,692,667
Customer relationships	1,195,000	-	-	1,195,000	155,000	239,004	394,004	800,996
Music label contracts	980,000	-	-	980,000	114,333	196,000	310,333	669,667
	$ 6,177,982	$ 1,639,771	$ -	$ 7,817,753	$ 860,223	$ 1,472,943	$ 2,333,166	$ 5,484,587

The Company's credit facility (Note 13) is secured by the Company's intellectual property, which consists of all recognized and unrecognized intangible assets. At December 31, 2017, the net book value of the Company's intangible assets was $5,121,845.